N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 11, 2026
Amendment Flag	false
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund – Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund – Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund – Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund – Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

C000055030 [Member] | C000025004 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation Institutional Fund - Class I
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.01%
Average Annual Total Returns, 10 Years [Percent]	17.83%
C000055030 [Member] | C000011723 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	ClearBridge Mid Cap Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(1.55%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000055030 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%